1875 K Street, N.W. Washington, D.C. 20006-1238 Tel: 212-303-1000 Fax: 212-303-2000

August 18, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust Funds Identified on Exhibit A
Post-Effective Amendment No. 572 to Registration Statement on Form N-1A
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

We are counsel to iShares Trust (the “Trust”), which proposes to file, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, the above-referenced Post-Effective Amendment to its registration statement.

This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 569 filed on August 2, 2011.

We have reviewed the amendment, and we represent it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Any questions or comments on the Amendment should be directed to the undersigned at (202) 303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures

NEW YORK      WASHINGTON      PARIS      LONDON      MILAN       ROME      FRANKFURT      BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Exhibit A

S0000	23577	iShares S&P Target Date Retirement Income Index Fund
S0000	23578	iShares S&P Target Date 2010 Index Fund
S0000	23579	iShares S&P Target Date 2015 Index Fund
S0000	23580	iShares S&P Target Date 2020 Index Fund
S0000	23581	iShares S&P Target Date 2025 Index Fund
S0000	23582	iShares S&P Target Date 2030 Index Fund
S0000	23583	iShares S&P Target Date 2035 Index Fund
S0000	23584	iShares S&P Target Date 2040 Index Fund
S0000	33219	iShares S&P Target Date 2045 Index Fund
S0000	33220	iShares S&P Target Date 2050 Index Fund

As filed with the U.S. Securities and Exchange Commission on August 18, 2011

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 572	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 572

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.

WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.

787 SEVENTH AVENUE	1875 K STREET, NW	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, DC 20006-1238	SAN FRANCISCO, CA 94105

Continuous

(August 18, 2011)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Trust:

iShares S&P Target Date Retirement Income Index Fund

iShares S&P Target Date 2010 Index Fund

iShares S&P Target Date 2015 Index Fund

iShares S&P Target Date 2020 Index Fund

iShares S&P Target Date 2025 Index Fund

iShares S&P Target Date 2030 Index Fund

iShares S&P Target Date 2035 Index Fund

iShares S&P Target Date 2040 Index Fund

iShares S&P Target Date 2045 Index Fund

iShares S&P Target Date 2050 Index Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 572 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 18th day of August 2011.

iShares Trust

By:
Michael Latham*
President and Trustee
Date:	August 18, 2011

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 572 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Michael Latham*
President and Trustee
Date: August 18, 2011

John E. Martinez*
Trustee
Date: August 18, 2011

George G. C. Parker*
Trustee
Date: August 18, 2011

Cecilia H. Herbert*
Trustee
Date: August 18, 2011

Charles A. Hurty*
Trustee
Date: August 18, 2011

John E. Kerrigan*
Trustee
Date: August 18, 2011

Robert H. Silver*
Trustee
Date: August 18, 2011

Robert S. Kapito*
Trustee
Date: August 18, 2011

Madhav V. Rajan*
Trustee
Date: August 18, 2011

/s/ Jack Gee
Jack Gee
Treasurer
Date: August 18, 2011

/s/ Jack Gee
* By: Jack Gee
Attorney-in-fact
Date: August 18, 2011

*	Powers of Attorney, each dated June 23, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to PEA No. 561.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase